SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits		$ 155	$ 162
Prepayments		89	11
Advance to suppliers		871	903
Lease receivables – Current		568	184
Others		125	116
Deposits, prepayments and other receivables	$ 1,324	1,808	1,376
Lease receivables – Non-current	$ 251	$ 343	$ 73